Financial Instruments - Carrying Amounts and Fair Value of Long-term Debt (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Carrying amount	¥ 247,128	¥ 322,393
Long-term debt [member]
Disclosure of financial liabilities [line items]
Carrying amount	45,991	49,742
Fair value	¥ 44,968	¥ 48,256